Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

19.         Income taxes

The Company is subject to Income Tax (“ISR”), whose tax rate was 30% for 2023, 2022 and 2021, and will continue to be 30% for later years.

a.	Income tax are as follows:

	Year ended December 31,
	2023		2022		2021
Current ISR	Ps.	2,167,380	Ps.	1,653,920	Ps.	1,217,748
Deferred ISR		(127,938)		(278,400)		(245,569)
Income tax expense	Ps.	2,039,442	Ps.	1,375,520	Ps.	972,179

b.	As of December 31, 2023, 2022 and 2021, the principal items comprising the balance of the deferred ISR asset (liability) were:

			December 31,
	2023		2022		2021
Liabilities:
Provisions, allowances and labor obligations	Ps.	107,768	Ps.	150,040	Ps.	159,813
Investment in airport concessions, property, leasehold improvements and equipment, net		(163,345)		(216,843)		(225,726)
Tax loss carryforwards (1)		75		12,366		3,242
Recoverable tax on assets (2)		—		—		28,619
Others		(2,219)		(2,234)		(2,137)
Total liabilities	Ps.	(57,721)	Ps.	(56,671)	Ps.	(36,189)
Assets:
Provisions, allowances and labor obligations	Ps.	743,038	Ps.	625,408	Ps.	468,314
Investments in airport concessions, property, leasehold improvements and equipment, net		(53,622)		(102,196)		(243,480)
Tax loss carryforwards(1)		172,185		208,602		243,191
Recoverable tax on assets(2)		9,486		28,619		—
Others		(3,666)		(3,524)		(3,621)
Total assets	Ps.	867,421	Ps.	756,909	Ps.	464,404
Net deferred ISR asset	Ps.	809,700	Ps.	700,238	Ps.	428,215
(1)

As of December 31, 2023, 2022 and 2021, the Company recognized a deferred tax asset of Ps.172,260, Ps.220,968 and Ps.246,433, respectively, corresponding to the tax losses generated by its subsidiaries. All subsidiaries of the Company expect to benefit from losses in future years based on projections of taxable income and various strategies with favorable tax consequences.

(2)

The Company recognized the IMPAC paid during 2002 through 2007. In 2013, the Company recognized the deferred tax asset, which it expects to recover subject to certain conditions established in the Income Tax Law. During the year 2023 an amount of $19,133 was recovered. The updated amount as of December 31, 2023, was Ps.9,486 (note 20 f).

c.	The changes in deferred tax during the year are follows:

			December 31,
	2023		2022		2021
Beginning balance of deferred tax liability, net	Ps.	700,238	Ps.	428,215	Ps.	183,930
Deferred ISR in profit or loss		127,938		278,400		245,569
IMPAC recovery		(17,829)		—		—
Income tax effects recognized in other comprehensive income		(647)		(6,377)		(1,284)
Ending balance of deferred tax asset, net	Ps.	809,700	Ps.	700,238	Ps.	428,215

d.	The reconciliation of the statutory income tax rate and the effective income tax rate as a percentage of net income before income tax is as follows:

		Year ended December 31,
	2023			2022			2021
	Amount		Rate %	Amount		Rate %	Amount		Rate %
Income before income taxes	Ps.	7,059,868		Ps.	5,292,825		Ps.	3,835,809
Current ISR		2,167,380			1,653,920			1,217,748
Deferred ISR		(127,938)			(278,400)			(245,569)
Income tax expense and effective rate	Ps.	2,039,442	28.89%	Ps.	1,375,520	25.99%	Ps.	972,179	25.34%
Add effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes.		78,518	1.11%		212,327	4.01%		178,564	4.66%
Statutory rate	Ps.	2,117,960	30.00%	Ps.	1,587,847	30.00%	Ps.	1,150,743	30.00%

e.

Each airport concession has received approval from the Ministry of Finance and Public Credit (Secretaría de Hacienda y Crédito Público) to carry forward their tax losses up to the earlier of the date of which such tax loss carryforwards are utilized by the airport or the date of expiration or liquidation of the concession. The base years and amounts as of December 31, 2023, are as follows:

	Tax loss
Year of Origin	Carryforwards
2002	Ps.	7,939
2003		188,782
2004		160,627
2005		1,733
2007		3,157
2008		13,224
2012		33,600
2018		6,504
2019		6,989
2020		27,348
2021		24,591
2022		11,678
	Ps.	486,172

f.

In addition to the tax loss carryforwards of the airport concessionaires aforementioned, the Company has tax losses of other subsidiaries other than its concessionaires in the amount of Ps.88,026 the duration of which is 10 years under the Income Tax Law, and the expiration date of which is between 2032 and 2033.

g.	In 2023, 2022 and 2021, the Company utilized tax loss carryforwards in the amount of Ps.199,537, Ps.186,922 and Ps.258,900, respectively.

h.	The balances of shareholders’ equity tax accounts as of December 31 are:

	December 31,
	2023		2022		2021
Contributed capital account	Ps.	5,599,129	Ps.	5,349,827	Ps.	5,039,892
Net consolidated tax profit account		2,974,281		2,166,970		3,028,125
Total	Ps.	8,573,410	Ps.	7,516,797	Ps.	8,068,017

i.

Dividends paid from profits generated from January 1, 2014, to individuals residing in Mexico and residents abroad may be subject to additional income taxes of up to 10%, which shall be retained by the Company.